Loss per share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Summary of Loss per share
The following table reflects the loss and share data used in the basic and diluted loss per share calculations for the six months ended June 30, 2023 and 2022:

	For the six months ended June 30,
	2023	2022
Loss attributable to ordinary equity holders of the Company (in €‘000)	(38,811)	(246,913)
Weighted average number of ordinary shares for basic and diluted loss per share	267,178,771	235,430,660
Basic and diluted loss per share (in €'000)	(0.15)	(1.05)